Commitments and Contingencies - Additional Information (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Lease description				In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases.
Operating lease assets obtained in exchange for lease obligations		$ 62,000	$ 1,370,000	$ 936,000	$ 1,686,000	$ 1,677,000
Lease total area of land | ft²		51,000		51,000
Lessee, operating lease, right to extend description				The Company has a right to extend certain of these leases for periods between three and five years.
Lessee, operating lease, right to extend [true false]				true
Operating lease, weighted average remaining lease term		3 years 8 months 12 days		3 years 8 months 12 days		3 years 10 months 24 days
Operating lease liability, weighted average discount rate, percent		9.90%		9.90%		9.50%
Loss contingency accruals for probable losses		$ 0		$ 0		$ 0	$ 0
Operating leases, rent expense							$ 700,000
Lease total | ft²						51,000
ASC 842
Loss Contingencies [Line Items]
Change in accounting principle accounting standards update adopted		true		true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2022		Jan. 01, 2022
Natick and Hudson
Loss Contingencies [Line Items]
Operating lease assets obtained in exchange for lease obligations				$ 900,000
Maximum
Loss Contingencies [Line Items]
Lessee operating lease expiration period				2028-03
Lessee, operating lease, remaining lease term		5 years		5 years
Lease period						5 years
Maximum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period	2028-03
Minimum
Loss Contingencies [Line Items]
Lessee operating lease expiration period				2024-06
Lessee, operating lease, remaining lease term		3 years		3 years
Lease period						3 years
Minimum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period	2024-06